Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2025
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Net Loss per Share Attributable to Common Stockholders

Note 12 — Net Loss per Share Attributable to Common Stockholders

Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of Common Stock outstanding during the period. In periods of net loss, the two-class method requires that losses be allocated only to common shareholders. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted-average shares outstanding, as the inclusion of common stock equivalents would be antidilutive. The common stock equivalents consist of stock options, convertible notes, warrants, and earn-out shares. Accordingly, for the periods presented in which the Company incurred a net loss, basic and diluted EPS are the same.

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
	2025	2024
Numerator:
Net loss	$(35,823)	$(9,230)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	334,762	25,844
Net loss per share attributable to common stockholders - basic and diluted:	$(107.01)	$(357.14)

The following outstanding shares of potentially dilutive securities, as adjusted for the recapitalization were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2025	2024
Convertible preferred stock	—	82,375
Convertible notes payable	—	15,510
Related party convertible notes payable at fair value (1)	27,134	—
Loans payable - held at fair value (2)	1,625,800	—
Warrants	233,822	—
Options to purchase common stock	12,527	13,705
Earnout shares (3)	38,750	—
Total	1,938,033	111,590

(1)	Includes the assumed issuance of 15,903 shares of common stock for the conversion of the related party Tasly Convertible Notes at $144.00 per share and assumed issuance of 11,231 shares of common stock for the conversion of the related party convertible promissory notes at $166.50 per share.
(2)

Includes the assumed issuance of 1,625,800 shares of common stock at the conversion price of $4.85 per share for the Ascent PIPE Notes, taking 95% of the lowest closing share price in the 10 trading days preceding December 31, 2025.

(3)	These earnout shares exclude 12,916 shares allocated to Milestone III, as Milestone III expired as of December 31, 2025.